UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 811-23319

Carlyle Tactical Private Credit Fund

(Name of Registrant)

One Vanderbilt Avenue, Suite 3400

New York, NY 10017

(Address of Principal Executive Office)

The undersigned here notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)     Title of the class of securities of Carlyle Tactical Private Credit Fund (the “Company”) to be redeemed:

Series D Mandatory Redeemable Preferred Shares (CUSIP: 143106 A@1) (the “Series D MRP Shares”).

(2)     The Company intends for the securities to be called or redeemed no earlier than on the following date (the “Redemption Date”):

September 9, 2026

(3)     Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Series D MRP Shares are to be redeemed pursuant to Section 3(a)(i) of the Company’s Supplement to the Amended and Restated Declaration of Trust Relating to Series D Mandatory Redeemable Preferred Shares and Series E Mandatory Redeemable Preferred Shares, dated as of October 2, 2023 (the “Supplement”).

(4)     The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

In accordance with the Supplement, the Company intends to redeem all of the outstanding Series D MRP Shares at a price of $25 per Series D MRP Share, plus accrued but unpaid dividends per Series D MRP Share from July 2, 2026. The dividends on the Series D MRP Shares to be redeemed will cease to accumulate from and after the Redemption Date.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 7th day of August, 2026.

CARLYLE TACTICAL PRIVATE CREDIT FUND

By: /s/ Brian Marcus
Name: Brian Marcus
Title: President, Chief Executive Officer & Chief Risk Officer